Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Schedule of expenses by nature

	2021	2020	2019
Educational content material	(118,812)	(122,401)	(61,953)
Operations personnel	(39,358)	(24,731)	(12,500)
Inventory reserves	(26,778)	(7,453)	(8,476)
Freight	(24,831)	(16,452)	(14,569)
Depreciation and amortization	(55,873)	(35,007)	(15,311)
Other	(28,755)	(15,086)	(4,449)
Cost of sales	(294,407)	(221,130)	(117,258)

Sales personnel	(210,055)	(167,300)	(87,352)
Depreciation and amortization	(99,459)	(77,343)	(23,573)
Sales & marketing	(46,795)	(24,104)	(31,208)
Customer support	(89,200)	(53,893)	(30,755)
Allowance for doubtful accounts	(26,610)	(34,684)	(17,392)
Real estate rentals	(820)	(965)	(1,728)
Other	(23,359)	(13,980)	(7,772)
Selling expenses	(496,298)	(372,269)	(199,780)

Corporate personnel	(96,626)	(74,437)	(53,443)
Third party services	(78,530)	(80,254)	(43,415)
Real estate rents	(1,802)	(1,623)	(2,613)
Travel expenses	(1,541)	(2,233)	(3,439)
Tax expenses	(7,324)	(7,341)	(2,331)
Software licenses	(7,411)	(5,909)	(1,487)
Share-based compensation plan	(88,198)	(69,846)	(66,978)
Depreciation and amortization	(39,553)	(15,105)	(9,430)
Other	(7,658)	(13,810)	(8,302)
General and administrative expenses	(328,643)	(270,558)	(191,438)

Total	(1,119,348)	(863,957)	(508,476)